Other current liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Payables and Accruals [Abstract]
Derivative financial instruments	$ 59.4	[1]	$ 69.5	[1]
Accrued interest expense	19.3		17.9
Accrued expenses	79.2		119.1
Employee withheld taxes, social security and vacation payment	46.3		36.8
Short term portion of deferred revenues	19.2		13.5
Uncertain tax positions	0		142.0
Total other current liabilities	$ 223.4		$ 398.8

[1]	Derivative financial instruments consist of unrealized losses on interest rate swaps, cross currency swaps and foreign exchange rate forwards. Additional disclosure has been provided in Note 25.